Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2013
Deferred tax assets:
Total deferred tax asset	$ 10,320	$ 9,100
Less valuation allowance	(10,320)	(9,100)
Net deferred tax asset	0	0
Deferred tax liabilities:
Entrance tax	877	1,402		$ 3,000
Total deferred tax liabilities	877	1,402
Net deferred tax liabilities	877	1,402	$ 2,141
Norwegian Ordinary Tax Regime [Member]
Deferred tax assets:
Tax loss carry forwards	10,314	$ 9,100
Interest Rate Swap Contracts [Member]
Deferred tax assets:
Interest rate swaps	$ 6